UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Security	Shares	Value
Common Stocks ― 97.8%
Capital Markets ― 4.5%
Affiliated Managers Group Inc.	19,392	$3,676,335
Ameriprise Financial Inc.	31,425	4,649,015
Invesco Ltd.	123,000	3,937,230
Total Capital Markets		12,262,580

Commercial Banks ― 56.8%
American River Bankshares	50,945	790,157
Bank of America Corp.	243,000	7,287,570
Bank of the Ozarks Inc.	115,698	5,584,742
Banner Corp.	80,142	4,447,079
Berkshire Hills Bancorp Inc.	102,500	3,889,875
Bryn Mawr Bank Corp.	70,000	3,076,500
Cadence BanCorp	120,000	3,267,600
Centerstate Banks Inc.	206,300	5,473,139
CoBiz Financial Inc.	238,615	4,676,854
Columbia Banking System Inc.	161,805	6,787,720
Comerica Inc.	69,000	6,619,170
Customers Bancorp Inc.	68,000	1,982,200	*
Farmers & Merchants Bank of Long Beach	200	1,590,000
First Connecticut Bancorp Inc.	50,000	1,280,000
First Financial Bancorp	57,000	1,672,950
First Foundation Inc.	130,000	2,410,200	*
First Merchants Corp.	43,000	1,793,100
Franklin Financial Network Inc.	45,000	1,467,000	*
Great Western Bancorp Inc.	48,000	1,932,960
Heritage Financial Corp.	143,000	4,375,800
Howard Bancorp Inc.	105,000	2,079,000	*
JPMorgan Chase & Co.	84,310	9,271,571
MB Financial Inc.	114,000	4,614,720
National Commerce Corp.	40,000	1,742,000	*
Northrim Bancorp Inc.	39,100	1,350,905
Pacific Premier Bancorp Inc.	103,263	4,151,173	*
People's Utah Bancorp	102,000	3,294,600
PNC Financial Services Group Inc.	39,000	5,898,360
QCR Holdings Inc.	105,500	4,731,675
SmartFinancial Inc.	50,000	1,178,000	*
Sterling Bancorp	203,200	4,582,160
SunTrust Banks Inc.	74,000	5,034,960
SVB Financial Group	32,000	7,680,320	*
TCF Financial Corp.	100,000	2,281,000
Texas Capital Bancshares Inc.	80,000	7,192,000	*
Towne Bank/Portsmouth VA	38,812	1,110,036
U.S. Bancorp	60,500	3,055,250
Univest Corp. of Pennsylvania	45,126	1,249,990
Webster Financial Corp.	86,895	4,813,983
Western Alliance Bancorp	97,000	5,636,670	*
Wintrust Financial Corp.	60,000	5,163,000
Total Commercial Banks		156,515,989

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Security	Shares	Value
Consumer Finance ― 2.2%
Discover Financial Services	84,000	$6,042,120
Total Consumer Finance		6,042,120

Diversified Financial Services ― 5.7%
Charles Schwab Corp.	96,000	5,013,120
Intercontinental Exchange Inc.	90,500	6,563,060
Voya Financial Inc.	83,000	4,191,500
Total Diversified Financial Services		15,767,680

Insurance ― 9.3%
American Financial Group Inc.	35,650	4,000,643
Brown & Brown Inc.	114,000	2,900,160
Chubb Limited	44,500	6,086,265
Hanover Insurance Group Inc.	31,000	3,654,590
Marsh & McLennan Cos Inc.	71,000	5,863,890
RenaissanceRe Holdings Ltd	23,000	3,185,730
Total Insurance		25,691,278

IT Services ― 9.3%
Black Knight Inc.	49,000	2,307,900	*
Fidelity National Information Services Inc.	42,000	4,044,600
Fiserv Inc.	49,680	3,542,681	*
Global Payments Inc.	58,699	6,546,112
Visa Inc., Class A Shares	58,400	6,985,808
Worldpay Inc.	25,000	2,056,000	*
Total IT Services		25,483,101

Professional Services ― 1.4%
Verisk Analytics Inc., Class A Shares	38,500	4,004,000	*
Total Professional Services		4,004,000

Real Estate Investment Trusts (REITs)― 2.9%
Crown Castle International Corp.	39,000	4,274,790
Simon Property Group LP	23,500	3,627,225
Total Real Estate Investment Trusts (REITs)		7,902,015

Thrifts & Mortgage Finance ― 5.7%
Bridgewater Bancshares Inc.	150,000	1,960,500	*
Essent Group Ltd.	45,000	1,915,200	*
FS Bancorp Inc.	12,000	642,000
Merchants Bancorp/IN	75,000	1,612,500
Meta Financial Group Inc.	18,000	1,965,600
Riverview Bancorp Inc.	120,000	1,120,800
Territorial Bancorp Inc.	65,000	1,927,900
WSFS Financial Corp.	92,803	4,445,264
Total Thrifts & Mortgage Finance		15,589,764

Total Common Stocks (Cost ― $175,372,800)		269,258,527

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Security	Shares	Value
Short-Term Investment ― 1.8%
Fidelity Investments Money Market - Government Portfolio - Class I - 1.49%(a)	4,937,068	$4,937,068
Total Short-Term Investment (Cost ― $4,937,068)		4,937,068

Total Investments ― 99.6% (Cost ― $180,309,868)		274,195,595
Other Assets in Excess of Liabilities ― 0.4%		1,137,152
Total Net Assets ― 100.0%		$275,332,747

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 99.3%
Education ― 12.3%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	$500,000	$505,070
Frostburg State University Project	4.000%	10/1/2019	500,000	513,830
Frostburg State University Project	4.000%	10/1/2020	500,000	521,355
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	276,267
Salisbury University Project	5.000%	6/1/2027	455,000	487,173
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	2,010,568
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	549,615
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,699,071
Good Samaritan Hospital of Maryland	1.490%	4/1/2035	900,000	900,000	(c)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,195,460
Maryland Institute College of Art	4.000%	6/1/2042	250,000	251,067
University System of Maryland Revenue Bonds	1.250%	7/1/2023	1,750,000	1,747,988	(c)
Total Education				11,657,464

Health Care ― 17.2%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/2030	495,000	557,474
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,478,050
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,471,887
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,103,550
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,508,290
James Lawrence Kernan Hospital	5.000%	7/1/2034	50,000	51,421
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,245,640
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,203,040
The Johns Hopkins Hospital Issue	4.210%	7/1/2019	1,855,000	1,761,453	(a)
Total Health Care				16,380,805

Housing ― 13.8%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,504,840
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,016,020
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	2,013,700
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,020,930
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	1,001,450
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,560,124
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,025,390
Total Housing				13,142,454

Industrial Revenue ― 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	566,458
Total Industrial Revenue				566,458

Leasing ― 2.2%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/2019	1,000,000	1,037,190
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,088,860
Total Leasing				2,126,050

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 15.6%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	$1,150,000	$1,233,869
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,329,830
County of Baltimore, Maryland, COPS	5.000%	10/1/2018	3,500,000	3,560,305
County of Montgomery, Maryland	1.710%	11/1/2037	200,000	200,000	(c)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,045,900
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,016,170
State of Maryland	4.000%	8/1/2029	500,000	536,405
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	3.000%	6/1/2031	4,000,000	3,969,760
Total Local General Obligation				14,892,239

Pre-Refunded/Escrowed to Maturity(b) ― 21.2%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,268,768
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	1,485,000	1,497,474
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	2,515,000	2,536,453
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,445,000
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/2033	500,000	503,335
University of Maryland, College Park Projects	5.800%	6/1/2038	1,500,000	1,510,125
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,119,420
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	245,000	249,434
James Lawrence Kernan Hospital	5.000%	7/1/2034	950,000	988,181
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,041,720
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	15,745
Total Pre-Refunded/Escrowed to Maturity				20,175,655

Special Tax Obligation ― 3.4%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	3,000,000	3,197,160
Total Special Tax Obligation				3,197,160

Transportation ― 2.1%
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	1,950,680
Total Transportation				1,950,680

Water & Sewer ― 10.9%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	1,430,000	1,524,237
Water Projects, FGIC	5.000%	7/1/2024	1,415,000	1,503,565
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2018	2,705,000	2,724,611
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	3,850,119
Washington Suburban Sanitary Commission	1.570%	6/1/2023	800,000	800,000	(c)
Total Water & Sewer				10,402,532

Total Investments ― 99.3% (Cost ― $90,775,972)				94,491,497
Other Assets in Excess of Liabilities ― 0.7%				689,289
Total Net Assets ― 100.0%				$95,180,786

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

(a) Zero coupon bond. Rate shown is effective yield of the position.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM — Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
IDA — Industrial Development Authority
NATL — National Public Finance Guarantee Corporation — Insured Bonds

	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	40.9%
	AA/Aa	35.0%
	A	14.7%
	BBB/Baa	9.4%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
	Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees
	of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
	NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Security	Shares	Value
Common Stocks ― 68.7%
Consumer Discretionary ― 7.9%
Amazon.com Inc.	2,250	$3,256,515
BorgWarner Inc.	35,295	1,772,868
Home Depot Inc/The	13,825	2,464,168
Time Warner Inc.	9,220	872,027
TJX Cos Inc.	19,350	1,578,186
Total Consumer Discretionary		9,943,764

Consumer Staples ― 6.6%
Costco Wholesale Corp.	12,120	2,283,771
CVS Health Corp.	19,390	1,206,252
Estee Lauder Cos. Inc., Class A Shares	19,655	2,942,747
PepsiCo Inc.	17,005	1,856,096
Total Consumer Staples		8,288,866

Financials ― 11.1%
Discover Financial Services	40,940	2,944,814
Invesco Ltd.	78,350	2,507,984
JPMorgan Chase & Co.	34,280	3,769,772
Prologis Inc.	24,080	1,516,799
Simon Property Group LP	4,805	741,652
Texas Capital Bancshares Inc.	27,260	2,450,674
Total Financials		13,931,695

Health Care ― 10.5%
Boston Scientific Corp.	85,655	2,340,094
Celgene Corp.	18,425	1,643,694
Chubb Limited	17,850	2,441,345
Teleflex Inc.	7,255	1,849,880
Thermo Fisher Scientific Inc.	9,960	2,056,342
UnitedHealth Group Inc.	13,910	2,976,740
Total Health Care		13,308,095

Industrials ― 10.5%
Cintas Corp.	14,425	2,460,617
Danaher Corp.	19,945	1,952,815
Fortive Corp.	33,070	2,563,586
HD Supply Holdings Inc.	30,980	1,175,381
Illinois Tool Works Inc.	12,180	1,908,119
Union Pacific Corp.	16,090	2,162,979
Xylem Inc/NY	13,430	1,033,036
Total Industrials		13,256,533

Information Technology ― 19.9%
Adobe Systems Inc.	13,160	2,843,613
Alphabet Inc., Class A Shares	3,350	3,474,419
Analog Devices Inc.	14,000	1,275,820
Apple Inc.	21,285	3,571,197
Broadcom Ltd	5,470	1,289,006
Facebook Inc.	14,030	2,241,854

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 19.9% (Continued)
Intuit Inc.			9,890	$1,714,431
Microsoft Corp.			22,400	2,044,448
PayPal Holdings Inc.			30,135	2,286,342
Salesforce.com Inc.			18,820	2,188,766
Visa Inc., Class A Shares			18,370	2,197,419
Total Information Technology				25,127,315

Telecommunication Services ― 0.6%
AT&T Inc.			21,690	773,248
Total Telecommunication Services				773,248

Utilities ― 1.6%
American Water Works Co. Inc.			25,010	2,054,071
Total Utilities				2,054,071

Total Common Stocks (Cost ― $56,538,829)				86,683,587

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	$213,492	213,322
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	94,337	96,417
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	69,374	71,480
Total Collateralized Mortgage Obligations (Cost ― $385,936)				381,219

Corporate Bonds ― 16.2%
Consumer Discretionary ― 2.1%
Cintas Corp No 2	2.900%	4/1/2022	325,000	320,221
Comcast Corp.	3.375%	2/15/2025	210,000	206,316
Comcast Corp.	5.650%	6/15/2035	600,000	709,677
Ford Motor Co.	4.346%	12/8/2026	490,000	485,569
Ford Motor Credit Co LLC	8.125%	1/15/2020	610,000	660,666
Starbucks Corp.	2.450%	6/15/2026	250,000	233,460
Total Consumer Discretionary				2,615,909

Consumer Staples ― 0.8%
CVS Health Corp.	3.875%	7/20/2025	260,000	258,149
CVS Health Corp.	4.780%	3/25/2038	345,000	350,775
PepsiCo Inc.	3.100%	7/17/2022	390,000	392,375
Total Consumer Staples				1,001,299

Financials ― 7.4%
Aflac Inc.	4.000%	2/15/2022	400,000	409,441
American Express Credit Corp. (3M US LIBOR + 0.43%)	2.455%	3/3/2020	405,000	406,632	(a)
Bank of America Corp. (3M US LIBOR + 0.81%)	3.366%	1/23/2026	550,000	535,522	(a)
Bank of America Corp.	4.183%	11/25/2027	525,000	521,480
BlackRock Inc.	4.250%	5/24/2021	400,000	415,787
Citigroup Inc.	5.500%	9/13/2025	325,000	352,421
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,038,570
Goldman Sachs Group Inc.	3.500%	11/16/2026	330,000	318,285

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 7.4% (Continued)
Intercontinental Exchange Inc.	3.750%	12/1/2025	$500,000	$509,130
JPMorgan Chase & Co.	4.250%	10/15/2020	515,000	530,139
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	3.135%	6/7/2021	515,000	525,362	(a)
Morgan Stanley	2.200%	12/7/2018	425,000	424,127
Morgan Stanley	5.000%	11/24/2025	220,000	230,421
Simon Property Group LP	4.125%	12/1/2021	350,000	361,343
Simon Property Group LP	3.375%	12/1/2027	510,000	489,925
State Street Corp.	3.700%	11/20/2023	370,000	379,055
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	322,258
Toronto-Dominion Bank	1.450%	8/13/2019	715,000	702,962
Toronto-Dominion Bank	1.850%	9/11/2020	575,000	559,793
Westpac Banking Corp.	4.875%	11/19/2019	335,000	345,407
Total Financials				9,378,060

Health Care ― 1.8%
Celgene Corp.	3.900%	2/20/2028	365,000	360,084
Express Scripts Holding Co.	3.050%	11/30/2022	600,000	587,369
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	417,096
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	343,360
Medtronic Inc.	4.125%	3/15/2021	500,000	515,160
Total Health Care				2,223,069

Information Technology ― 2.2%
Apple Inc.	2.850%	2/23/2023	575,000	570,663
Microsoft Corp.	4.200%	11/3/2035	565,000	606,621
QUALCOMM Inc.	2.250%	5/20/2020	415,000	408,231
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.089%	1/30/2023	340,000	337,317	(a)
QUALCOMM Inc.	3.450%	5/20/2025	500,000	488,679
Texas Instruments Inc.	1.650%	8/3/2019	400,000	395,244
Total Information Technology				2,806,755

Telecommunication Services ― 1.2%
AT&T Inc.	4.450%	4/1/2024	425,000	439,219
Verizon Communications Inc.	3.125%	3/16/2022	330,000	327,383
Verizon Communications Inc.	4.500%	8/10/2033	350,000	355,292
Verizon Communications Inc.	5.250%	3/16/2037	335,000	362,339
Total Telecommunication Services				1,484,233

Utilities ― 0.7%
Georgia Power Co.	3.250%	4/1/2026	345,000	336,559
Southern Power Co.	1.950%	12/15/2019	545,000	535,683
Total Utilities				872,242

Total Corporate Bonds (Cost ― $20,311,612)				20,381,567

Foreign Government Agency Issues ― 1.3%
International Finance Corp.	1.750%	3/30/2020	850,000	838,830
International Finance Corp.	2.000%	10/24/2022	785,000	761,115
Total Foreign Government Agency Issues (Cost ― $1,631,391)				1,599,945

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.7%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/2019	$16,797	$17,063
Gold Pool G18082	5.000%	11/1/2020	28,304	28,843
Gold Pool G12379	4.500%	6/1/2021	31,542	31,870
Gold Pool J04311	6.000%	2/1/2022	25,302	26,146
Gold Pool C91417	3.500%	1/1/2032	142,642	145,824
Gold Pool A35826	5.000%	7/1/2035	61,510	65,746
Gold Pool G08112	6.000%	2/1/2036	102,980	115,659
Gold Pool G02564	6.500%	1/1/2037	50,943	58,678
Gold Pool G08179	5.500%	2/1/2037	40,317	44,305
Gold Pool A65694	6.000%	9/1/2037	39,946	44,810
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	16	18
Pool 808156	4.500%	2/1/2035	10,038	10,519
Pool 891596	5.500%	6/1/2036	1,118	1,225
Pool 190375	5.500%	11/1/2036	6,560	7,203
Pool 916386	6.000%	5/1/2037	44,913	50,440
Pool 946594	6.000%	9/1/2037	41,440	46,178
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	162,260	174,362
Gold Pool 003922M	7.000%	11/20/2036	24,403	28,653
Total Mortgage Backed Securities (Cost ― $828,395)				897,542

U.S. Government & Agency Obligations ― 9.4%
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	166,892
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	375,000	380,688
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	241,362
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	155,917
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	518,548
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	501,455
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	435,000	565,836
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	415,439
United States Treasury Bonds	7.875%	2/15/2021	800,000	922,703
United States Treasury Bonds	8.000%	11/15/2021	250,000	297,871
United States Treasury Bonds	7.250%	8/15/2022	780,000	933,471
United States Treasury Bonds	7.625%	11/15/2022	520,000	635,822
United States Treasury Bonds	7.125%	2/15/2023	325,000	393,009
United States Treasury Bonds	6.250%	8/15/2023	550,000	651,116
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,430,630
United States Treasury Bonds	7.625%	2/15/2025	390,000	511,418
United States Treasury Bonds	6.875%	8/15/2025	100,000	128,060
United States Treasury Bonds	6.750%	8/15/2026	90,000	117,348
United States Treasury Bonds	6.500%	11/15/2026	135,000	174,348
United States Treasury Bonds	6.125%	11/15/2027	215,000	276,535
United States Treasury Bonds	5.500%	8/15/2028	60,000	74,857
United States Treasury Bonds	3.500%	2/15/2039	573,000	629,763
United States Treasury Bonds	4.375%	11/15/2039	204,000	252,669
United States Treasury Notes	3.625%	2/15/2020	625,000	640,454
United States Treasury Notes	2.625%	8/15/2020	900,000	905,801
Total U.S. Government & Agency Obligations (Cost ― $11,790,020)				11,922,012

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Security	Shares	Value
Short-Term Investment ― 3.5%
Fidelity Investments Money Market - Government Portfolio - Class I - 1.49% (b)	$4,398,806	$4,398,806
Total Short-Term Investment (Cost ― $4,398,806)		4,398,806

Total Investments ― 100.1% (Cost ― $95,884,989)		126,264,678
Liabilities in Excess of Other Assets ― (0.1)%		(177,385
Total Net Assets ― 100.0%		$126,087,293

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	The rate is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Security	Shares	Value
Common Stocks ― 68.3%
Consumer Discretionary ― 7.3%
Amazon.com Inc.	585	$846,694	*
BorgWarner Inc.	11,765	590,956
Home Depot Inc/The	3,795	676,421
Time Warner Inc.	2,370	224,154
TJX Cos Inc.	5,805	473,456
Total Consumer Discretionary		2,811,681

Consumer Staples ― 6.1%
Costco Wholesale Corp.	3,315	624,645
CVS Health Corp.	6,275	390,368
Estee Lauder Cos. Inc., Class A Shares	5,600	838,432
PepsiCo Inc.	4,435	484,080
Total Consumer Staples		2,337,525

Energy ― 3.8%
Noble Energy Inc.	11,015	333,754
Occidental Petroleum Corp.	5,760	374,170
Royal Dutch Shell PLC ADR	7,523	480,043
Schlumberger Ltd.	4,430	286,975
Total Energy		1,474,942

Financials ― 11.0%
Discover Financial Services	10,630	764,616
Invesco Ltd.	18,425	589,784
JPMorgan Chase & Co.	8,635	949,591
Prologis Inc.	6,135	386,444
Simon Property Group LP	1,890	291,721
SunTrust Banks Inc.	10,220	695,369
Texas Capital Bancshares Inc.	5,970	536,703	*
Total Financials		4,214,228

Health Care ― 9.4%
Boston Scientific Corp.	24,300	663,876	*
Celgene Corp.	5,550	495,115	*
Chubb Limited	4,130	564,860
Teleflex Inc.	2,165	552,032
Thermo Fisher Scientific Inc.	2,625	541,958
UnitedHealth Group Inc.	3,810	815,340
Total Health Care		3,633,181

Industrials ― 9.9%
Cintas Corp.	4,070	694,261
Danaher Corp.	5,295	518,434
Fortive Corp.	9,785	758,533
HD Supply Holdings Inc.	10,445	396,283	*
Illinois Tool Works Inc.	3,560	557,710
Union Pacific Corp.	4,470	600,902
Xylem Inc/NY	3,720	286,142
Total Industrials		3,812,265

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 18.0%
Adobe Systems Inc.			3,425	$740,074	*
Alphabet Inc., Class A Shares			925	959,355	*
Analog Devices Inc.			3,765	343,104
Apple Inc.			5,885	987,385
Broadcom Ltd			1,350	318,128
Facebook Inc.			4,015	641,557	*
Intuit Inc.			2,545	441,176
Microsoft Corp.			6,675	609,227
PayPal Holdings Inc.			8,035	609,615	*
Salesforce.com Inc.			5,565	647,210	*
Visa Inc., Class A Shares			5,095	609,464
Total Information Technology				6,906,295

Materials ― 0.9%
Eastman Chemical Co.			3,390	357,916
Total Materials				357,916

Telecommunication Services ― 0.5%
AT&T Inc.			5,225	186,271
Total Telecommunication Services				186,271

Utilities ― 1.4%
American Water Works Co. Inc.			6,590	541,237
Total Utilities				541,237

Total Common Stocks (Cost ― $17,457,906)				26,275,541

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	$28,301	28,925
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	9,539	9,829
Total Collateralized Mortgage Obligations (Cost ― $39,234)				38,754

Corporate Bonds ― 16.7%
Consumer Discretionary ― 2.0%
Cintas Corp No 2	2.900%	4/1/2022	100,000	98,529
Comcast Corp.	3.375%	2/15/2025	70,000	68,772
Comcast Corp.	5.650%	6/15/2035	200,000	236,559
Ford Motor Co.	4.346%	12/8/2026	145,000	143,689
Ford Motor Credit Co LLC	8.125%	1/15/2020	195,000	211,197
Total Consumer Discretionary				758,746

Consumer Staples ― 0.9%
CVS Health Corp.	3.875%	7/20/2025	95,000	94,324
CVS Health Corp.	4.780%	3/25/2038	105,000	106,758
PepsiCo Inc.	3.100%	7/17/2022	135,000	135,822
Total Consumer Staples				336,904

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 7.4%
Aflac Inc.	4.000%	2/15/2022	$130,000	$133,068
American Express Credit Corp.	2.200%	3/3/2020	125,000	123,285
Bank of America Corp. (3M US LIBOR + 0.81%)	3.366%	1/23/2026	160,000	155,788	(a)
Bank of America Corp.	4.183%	11/25/2027	165,000	163,894
Bank of Nova Scotia	2.050%	10/30/2018	125,000	124,734
BlackRock Inc.	4.250%	5/24/2021	125,000	129,933
Citigroup Inc.	5.500%	9/13/2025	110,000	119,281
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	150,000	155,786
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	76,370
JPMorgan Chase & Co.	4.250%	10/15/2020	195,000	200,732
JPMorgan Chase & Co. (3M US LIBOR + 1.10%)	3.135%	6/7/2021	160,000	163,220	(a)
Morgan Stanley	2.200%	12/7/2018	215,000	214,558
Morgan Stanley	5.000%	11/24/2025	70,000	73,316
Simon Property Group LP	4.125%	12/1/2021	110,000	113,565
Simon Property Group LP	3.375%	12/1/2027	155,000	148,899
State Street Corp.	3.700%	11/20/2023	120,000	122,937
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	123,945
Toronto-Dominion Bank	1.450%	8/13/2019	220,000	216,296
Toronto-Dominion Bank	1.850%	9/11/2020	200,000	194,710
Westpac Banking Corp.	4.875%	11/19/2019	110,000	113,417
Total Financials				2,867,734

Health Care ― 1.9%
Celgene Corp.	3.900%	2/20/2028	105,000	103,586
Express Scripts Holding Co.	3.050%	11/30/2022	185,000	181,105
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	130,342
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	107,300
Medtronic Inc.	4.125%	3/15/2021	200,000	206,064
Total Health Care				728,397

Information Technology ― 2.4%
Apple Inc.	2.850%	2/23/2023	185,000	183,605
Microsoft Corp.	4.200%	11/3/2035	175,000	187,891
QUALCOMM Inc.	2.250%	5/20/2020	135,000	132,798
QUALCOMM Inc. (3M US LIBOR + 0.73%)	3.089%	1/30/2023	110,000	109,132	(a)
QUALCOMM Inc.	3.450%	5/20/2025	175,000	171,038
Texas Instruments Inc.	1.650%	8/3/2019	150,000	148,216
Total Information Technology				932,680

Telecommunication Services ― 1.3%
AT&T Inc.	4.450%	4/1/2024	150,000	155,019
Verizon Communications Inc.	3.125%	3/16/2022	105,000	104,167
Verizon Communications Inc.	4.500%	8/10/2033	110,000	111,663
Verizon Communications Inc.	5.250%	3/16/2037	105,000	113,569
Total Telecommunication Services				484,418

Utilities ― 0.8%
Georgia Power Co.	3.250%	4/1/2026	100,000	97,553
Southern Power Co.	1.950%	12/15/2019	220,000	216,239
Total Utilities				313,792

Total Corporate Bonds (Cost ― $6,398,217)				6,422,671

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Foreign Government Agency Issues ― 1.3%
International Finance Corp.	1.750%	3/30/2020	$270,000	$266,452
International Finance Corp.	2.000%	10/24/2022	255,000	247,241
Total Foreign Government Agency Issues (Cost ― $523,831)				513,693

Mortgage Backed Securities ― 0.6%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	50,344	51,467
Gold Pool A35826	5.000%	7/1/2035	26,799	28,645
Gold Pool A49479	5.000%	6/1/2036	27,246	29,313
Gold Pool A65694	6.000%	9/1/2037	26,968	30,251
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/2018	227	231
Pool 896885	6.000%	6/1/2022	3,377	3,448
Pool 995262	5.500%	1/1/2024	19,052	19,941
Pool 891596	5.500%	6/1/2036	27,940	30,637
Pool 900936	6.500%	2/1/2037	2,883	3,218
Pool 946594	6.000%	9/1/2037	25,393	28,296
Total Mortgage Backed Securities (Cost ― $209,363)				225,447

U.S. Government & Agency Obligations ― 9.3%
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	40,000	53,405
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	120,000	121,820
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	75,000	73,887
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	35,000	47,453
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	95,522
Federal National Mortgage Association (FNMA)	1.150%	12/12/2018	150,000	149,158
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	159,116
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	143,085
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	500,447
United States Treasury Bonds	7.875%	2/15/2021	250,000	288,345
United States Treasury Bonds	8.000%	11/15/2021	75,000	89,361
United States Treasury Bonds	7.250%	8/15/2022	260,000	311,157
United States Treasury Bonds	7.625%	11/15/2022	165,000	201,751
United States Treasury Bonds	6.250%	8/15/2023	90,000	106,546
United States Treasury Bonds	7.500%	11/15/2024	265,000	343,092
United States Treasury Bonds	6.875%	8/15/2025	50,000	64,030
United States Treasury Bonds	6.750%	8/15/2026	30,000	39,116
United States Treasury Bond	5.500%	8/15/2028	10,000	12,476
United States Treasury Bonds	3.500%	2/15/2039	131,000	143,977
United States Treasury Bonds	4.375%	11/15/2039	242,000	299,735
United States Treasury Notes	3.625%	2/15/2020	125,000	128,091
United States Treasury Notes	2.625%	8/15/2020	200,000	201,289
Total U.S. Government & Agency Obligations (Cost ― $3,422,619)				3,572,859

Short-Term Investments ― 3.8%
Commercial Paper ― 0.9%
Federal Home Loan Bank Discount Note	1.710%	4/30/18	350,000	349,551	(b)
Total Commercial Paper				349,551

Money Market Fund ― 2.9%			Shares
Fidelity Institutional Money Market - Government Portfolio - Class I - 1.49% (c)			1,097,677	1,097,677
Total Money Market Fund				1,097,677

Total Short-Term Investments (Cost ― $1,447,195)				1,447,228

Total Investments ― 100.1% (Cost ― $29,498,365)				38,496,193
Liabilities in Excess of Other Assets ― (0.1)%				(28,044
Total Net Assets ― 100.0%				$38,468,149

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Notes:

*	Non-income producing security.
(a)	Variable rate security. Reference rate and spread are included in the description.
(b)	Zero coupon bond. Rate shown is yield to maturity.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Funds
Schedule of Investments (Unaudited)(Continued)
March 31, 2018

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$269,258,527	$-	$-	$269,258,527
Total long-term investments	269,258,527	-	-	269,258,527
Short-term investments	4,937,068	-	-	4,937,068
Total investments	$274,195,595	$-	$-	$274,195,595

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$94,491,497	$-	$94,491,497
Total long-term investments	-	94,491,497	-	94,491,497
Total investments	$-	$94,491,497	$-	$94,491,497

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$86,683,587	$-	$-	$86,683,587
Collateralized Mortgage Obligations	-	381,219	-	381,219
Corporate Bonds	-	20,381,567	-	20,381,567
Foreign Government Agency Issues	-	1,599,945	-	1,599,945
Mortgage-Backed Securities	-	897,542	-	897,542
U.S. Government & Agency Obligations	-	11,922,012	-	11,922,012
Total long-term investments	$86,683,587	$35,182,285	$-	$121,865,872
Short-term investments	4,398,806	-	-	4,398,806
Total investments	$91,082,393	$35,182,285	$-	$126,264,678

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$26,275,541	$-	$-	$26,275,541
Collateralized Mortgage Obligations	-	38,754	-	38,754
Corporate Bonds	-	6,422,671	-	6,422,671
Foreign Government Agency Issues	-	513,693	-	513,693
Mortgage-Backed Securities	-	225,448	-	225,448
U.S. Government & Agency Obligations	-	3,572,859	-	3,572,859
Total long-term investments	$26,275,541	$10,773,425	$-	$37,048,966
Short-term investments	1,097,677	349,551	-	1,447,228
Total investments	$27,373,218	$11,122,976	$-	$38,496,194

* See Schedule of Investments for additional detailed categorizations.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 30, 2018